Intangible Assets	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.